UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23633

Capital Group Central Fund Series II

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Becky L. Park

Capital Group Central Fund Series II

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Corporate Bond Fund Semi-annual report for the six months ended November 30, 2023

A research-driven
fund seeking total
return with an eye
toward risk

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Capital Group Central Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2023 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
	1 year	Lifetime (since 4/23/21)

Class M shares	8.25%	–2.63%

The fund’s 30-day yield for Class M shares as of November 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.61%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Corporate Bond Fund for the periods ended November 30, 2023, are shown in the table below, as well as results of the fund’s primary benchmark. This fund is currently not available for public sale.

You can access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

19	Financial statements

21	Notes to financial statements

30	Financial highlights

Results at a glance

For periods ended November 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since inception on 4/23/21)

Capital Group Central Corporate Bond Fund (Class M shares)	0.63%	3.35%	–4.22%
Bloomberg U.S. Corporate Investment Grade Index*	1.19	3.55	–4.10

Past results are not predictive of results in future periods.

*	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index.

Capital Group Central Corporate Bond Fund	1

Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury bonds & notes†	7.72%
AAA/Aaa	1.20
AA/Aa	11.52
A/A	41.55
BBB/Baa	34.40
Short-term securities & other assets less liabilities	3.61

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.39%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 87.61%
Financials 24.11%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD	23,564	$21,476
AerCap Ireland Capital DAC 3.30% 1/30/2032		25,809	21,404
AerCap Ireland Capital DAC 3.40% 10/29/2033		9,311	7,538
AerCap Ireland Capital DAC 3.85% 10/29/2041		14,177	10,594
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]		8,269	8,437
American Express Co. 1.65% 11/4/2026		29,158	26,436
American Express Co. 2.55% 3/4/2027		4,360	4,013
American Express Co. 4.05% 5/3/2029		10,617	10,186
American International Group, Inc. 5.125% 3/27/2033		14,360	13,969
American International Group, Inc. 4.375% 6/30/2050		16,675	13,581
Aon Corp. 5.35% 2/28/2033		8,516	8,473
Aon Corp. 3.90% 2/28/2052		16,284	12,259
Arthur J. Gallagher & Co. 3.50% 5/20/2051		3,452	2,374
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]		22,781	22,062
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]		61,701	60,781
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]		24,739	24,972
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]		87,667	68,879
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]		1,595	1,248
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]		20,004	19,240
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]		68,935	69,195
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[2]		15,571	15,840
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[2]		11,259	11,474
Bank of Nova Scotia (The) 4.75% 2/2/2026		23,326	23,025
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]		30,300	29,790
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[2]		13,534	13,796
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		18,200	15,660
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		8,398	6,575
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		5,795	5,260

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	USD	5,000	$4,233
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		30,575	28,072
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		7,069	6,307
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]		17,550	17,785
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		39,368	30,198
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		3,917	3,743
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]		1,500	1,547
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		18,989	18,893
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]		8,070	8,120
Chubb INA Holdings, Inc. 3.35% 5/3/2026		8,585	8,282
Chubb INA Holdings, Inc. 4.35% 11/3/2045		400	347
Citigroup, Inc. 3.352% 4/24/2025 (3-month USD CME Term SOFR + 1.158% on 4/24/2024)[2]		3,920	3,878
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[2]		10,269	10,038
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[2]		11,250	10,743
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]		11,432	10,899
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[2]		5,000	4,327
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]		27,283	22,538
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]		13,071	10,519
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]		11,568	9,162
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]		23,670	20,491
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		18,910	19,510
Cooperatieve Rabobank UA 2.625% 7/22/2024[1]		4,450	4,362
Corebridge Financial, Inc. 3.90% 4/5/2032		37,593	32,935
Corebridge Financial, Inc. 4.35% 4/5/2042		5,006	4,022
Corebridge Financial, Inc. 4.40% 4/5/2052		13,246	10,342
Crédit Agricole SA 4.375% 3/17/2025[1]		6,115	5,959
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		15,850	15,034
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[2]		21,982	19,654
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		17,979	16,077
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]		24,458	24,904
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]		6,675	6,802
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]		450	377
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[2]		1,827	1,451
Discover Financial Services 6.70% 11/29/2032		1,432	1,422
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		700	629
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]		11,835	11,955
Five Corners Funding Trust III 5.791% 2/15/2033[1]		7,730	7,868
Global Payments, Inc. 2.90% 11/15/2031		9,667	7,951
Goldman Sachs Group, Inc. 3.50% 4/1/2025		33,751	32,785
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]		10,479	9,414
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]		12,763	12,013
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]		16,395	16,978
Goldman Sachs Group, Inc. 2.60% 2/7/2030		6,239	5,290
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]		35,461	27,515
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]		13,433	11,081
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]		20,000	13,707
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[2]		11,472	10,384
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]		27,714	26,820
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]		12,675	13,391
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[2]		1,420	1,352
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]		55,575	47,196
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[2]		12,600	11,457
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]		6,479	5,205
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]		7,367	5,876
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]		5,000	5,095
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]		21,590	21,948
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]		23,030	23,080
Intercontinental Exchange, Inc. 4.60% 3/15/2033		7,402	7,048
Intercontinental Exchange, Inc. 4.95% 6/15/2052		17,410	16,140
Intercontinental Exchange, Inc. 3.00% 9/15/2060		4,790	2,950
JPMorgan Chase & Co. 3.875% 9/10/2024		10,000	9,858

Capital Group Central Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD CME Term SOFR + 1.262% on 12/5/2023)[2]	USD	7,560	$7,560
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]		10,783	10,457
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]		14,932	14,259
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]		1,610	1,534
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[2]		4,468	4,372
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]		18,746	17,006
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]		7,500	6,830
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[2]		5,000	4,986
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]		65,944	51,863
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[2]		18,881	15,438
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[2]		3,245	2,610
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]		46,869	45,788
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[2]		7,327	7,656
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]		4,110	2,865
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		9,400	9,334
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]		18,013	17,782
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[2]		4,450	4,018
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]		29,500	29,584
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[2]		685	687
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		7,500	7,459
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		6,708	5,587
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		13,230	13,493
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		1,777	1,113
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		9,439	9,625
MetLife, Inc. 5.375% 7/15/2033		24,157	24,078
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]		3,632	3,391
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]		6,669	6,610
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]		778	671
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]		25,721	19,736
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]		2,940	2,873
Mitsubishi UFJ Financial Group, Inc. 2.309% 7/20/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 7/20/2031)[2]		398	318
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]		7,692	7,513
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]		37,319	37,741
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[2]		18,080	17,706
Morgan Stanley 3.875% 1/27/2026		7,796	7,576
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]		5,045	4,847
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[2]		44,269	42,102
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]		22,288	20,212
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]		6,475	6,376
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]		25,584	25,169
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[2]		12,872	13,333
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]		86,434	66,258
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[2]		19,222	14,780
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]		11,428	8,941
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]		5,571	4,421
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]		7,215	6,761
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]		19,150	18,580
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]		15,820	16,767
Nasdaq, Inc. 5.35% 6/28/2028		11,657	11,716
Nasdaq, Inc. 5.55% 2/15/2034		17,730	17,728
Nasdaq, Inc. 5.95% 8/15/2053		7,302	7,403
Nasdaq, Inc. 6.10% 6/28/2063		6,339	6,464
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025		715	688
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027		2,500	2,332
New York Life Global Funding 2.35% 7/14/2026[1]		4,760	4,427
New York Life Global Funding 4.90% 6/13/2028[1]		15,380	15,213
New York Life Global Funding 1.20% 8/7/2030[1]		13,997	10,851
New York Life Global Funding 4.55% 1/28/2033[1]		11,533	10,991

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Insurance Co. 3.75% 5/15/2050[1]	USD	1,209	$883
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]		9,220	9,097
PayPal Holdings, Inc. 5.05% 6/1/2052		9,314	8,935
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]		27,107	26,927
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]		25,835	25,867
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]		1,204	1,200
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]		18,225	19,358
Prudential Financial, Inc. 3.878% 3/27/2028		325	311
Prudential Financial, Inc. 4.35% 2/25/2050		15,900	12,918
Prudential Financial, Inc. 3.70% 3/13/2051		7,435	5,465
Royal Bank of Canada 5.00% 2/1/2033		24,720	23,824
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]		2,000	1,880
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]		9,388	9,056
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		18,475	18,660
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		6,207	6,303
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033		10,601	10,789
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033		16,680	16,972
Toronto-Dominion Bank (The) 1.15% 6/12/2025		4,000	3,751
Toronto-Dominion Bank (The) 5.523% 7/17/2028		30,640	30,888
Travelers Companies, Inc. 4.00% 5/30/2047		6,385	5,152
Travelers Companies, Inc. 4.05% 3/7/2048		2,753	2,225
Travelers Companies, Inc. 2.55% 4/27/2050		859	521
Travelers Companies, Inc. 5.45% 5/25/2053		6,021	6,016
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]		8,657	9,054
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]		5,999	5,844
U.S. Bancorp 3.70% 1/30/2024		2,500	2,489
U.S. Bancorp 2.40% 7/30/2024		1,000	978
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[2]		40,604	36,610
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]		23,148	22,218
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]		3,225	2,955
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]		16,496	16,251
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		8,195	7,409
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		1,498	1,356
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		4,131	3,671
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2,3]		10,964	10,101
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		10,300	8,413
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]		3,160	3,192
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[2]		38,139	36,903
Wells Fargo & Co. 3.00% 4/22/2026		14,293	13,526
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[2]		6,950	6,553
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]		16,820	16,188
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]		7,926	7,725
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]		52,385	54,734
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]		61,629	51,659
			2,627,802

Utilities 15.25%
AEP Texas, Inc. 3.45% 5/15/2051		9,168	6,112
AEP Transmission Co., LLC 3.65% 4/1/2050		1,735	1,257
AEP Transmission Co., LLC 2.75% 8/15/2051		16,250	9,744
Alabama Power Co. 5.85% 11/15/2033		4,100	4,237
Ameren Corp. 2.50% 9/15/2024		7,615	7,421
Ameren Corp. 1.75% 3/15/2028		7,540	6,495
American Electric Power Co., Inc. 1.00% 11/1/2025		614	563
American Transmission Systems, Inc. 2.65% 1/15/2032[1]		20,450	16,594
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,772
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,787	1,463
CenterPoint Energy Houston Electric, LLC 5.30% 4/1/2053		2,050	2,002

Capital Group Central Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
CenterPoint Energy, Inc. 2.95% 3/1/2030	USD	5,450	$4,686
CenterPoint Energy, Inc. 2.65% 6/1/2031		14,497	11,890
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]		7,637	7,036
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]		27,195	25,152
CMS Energy Corp. 3.00% 5/15/2026		10,303	9,726
Commonwealth Edison Co. 2.95% 8/15/2027		5,000	4,632
Commonwealth Edison Co. 3.125% 3/15/2051		2,000	1,320
Connecticut Light and Power Co. (The) 3.20% 3/15/2027		1,143	1,081
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		13,568	10,864
Consumers Energy Co. 3.80% 11/15/2028		12,103	11,400
Consumers Energy Co. 4.90% 2/15/2029		17,976	17,880
Consumers Energy Co. 3.60% 8/15/2032		8,125	7,221
Consumers Energy Co. 4.625% 5/15/2033		28,837	27,570
Dominion Energy, Inc. 3.30% 3/15/2025		6,227	6,049
Dominion Energy, Inc. 3.375% 4/1/2030		11,614	10,334
DTE Electric Co. 3.70% 3/15/2045		657	500
DTE Energy Co. 2.25% 3/1/2030		7,051	5,954
Duke Energy Carolinas, LLC 2.45% 8/15/2029		27,049	23,456
Duke Energy Carolinas, LLC 2.55% 4/15/2031		3,362	2,806
Duke Energy Carolinas, LLC 3.70% 12/1/2047		777	569
Duke Energy Carolinas, LLC 3.20% 8/15/2049		1,943	1,304
Duke Energy Carolinas, LLC 5.35% 1/15/2053		12,525	11,888
Duke Energy Corp. 3.75% 4/15/2024		3,487	3,464
Duke Energy Corp. 3.50% 6/15/2051		250	170
Duke Energy Corp. 5.00% 8/15/2052		4,223	3,682
Duke Energy Florida, LLC 3.20% 1/15/2027		10,387	9,847
Duke Energy Florida, LLC 2.50% 12/1/2029		10,308	8,949
Duke Energy Florida, LLC 1.75% 6/15/2030		12,027	9,711
Duke Energy Florida, LLC 5.95% 11/15/2052		6,839	7,030
Duke Energy Progress, LLC 3.45% 3/15/2029		10,000	9,284
Duke Energy Progress, LLC 2.00% 8/15/2031		7,802	6,194
Duke Energy Progress, LLC 2.50% 8/15/2050		6,250	3,569
Duke Energy Progress, LLC 2.90% 8/15/2051		13,825	8,542
Edison International 3.55% 11/15/2024		5,000	4,884
Edison International 4.95% 4/15/2025		2,225	2,195
Edison International 4.125% 3/15/2028		36,809	34,620
Edison International 6.95% 11/15/2029		7,181	7,606
Electricité de France SA 4.75% 10/13/2035[1]		3,900	3,467
Electricité de France SA 6.90% 5/23/2053[1]		3,800	3,925
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		25,675	27,372
Emera US Finance, LP 0.833% 6/15/2024		6,250	6,052
Emera US Finance, LP 2.639% 6/15/2031		27,375	21,621
Entergy Corp. 2.80% 6/15/2030		4,997	4,250
Entergy Corp. 2.40% 6/15/2031		32,675	26,200
Entergy Corp. 3.75% 6/15/2050		1,675	1,171
Entergy Louisiana, LLC 2.40% 10/1/2026		3,288	3,032
Entergy Louisiana, LLC 3.12% 9/1/2027		5,975	5,556
Entergy Louisiana, LLC 1.60% 12/15/2030		5,600	4,326
Entergy Louisiana, LLC 4.20% 9/1/2048		1,300	1,020
Entergy Louisiana, LLC 2.90% 3/15/2051		746	459
Entergy Texas, Inc. 1.75% 3/15/2031		11,696	9,118
Eversource Energy 3.15% 1/15/2025		3,265	3,175
FirstEnergy Corp. 1.60% 1/15/2026		600	553
FirstEnergy Corp. 3.40% 3/1/2050		10,233	6,744
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		1,574	1,549
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		20,000	17,702
Florida Power & Light Co. 3.30% 5/30/2027		8,557	8,054
Florida Power & Light Co. 5.05% 4/1/2028		13,225	13,258
Florida Power & Light Co. 5.10% 4/1/2033		17,325	17,201
Florida Power & Light Co. 4.80% 5/15/2033		12,006	11,649
Florida Power & Light Co. 2.875% 12/4/2051		52,425	33,497
Florida Power & Light Co. 5.30% 4/1/2053		4,377	4,266
Georgia Power Co. 4.95% 5/17/2033		18,515	17,929
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]		2,872	2,785
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]		29,125	23,590
MidAmerican Energy Co. 3.10% 5/1/2027		21,335	20,050

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
MidAmerican Energy Co. 3.65% 4/15/2029	USD	2,300	$2,141
MidAmerican Energy Co. 3.15% 4/15/2050		1,139	758
MidAmerican Energy Co. 5.85% 9/15/2054		17,025	17,446
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]		25,775	24,410
Mississippi Power Co. 3.95% 3/30/2028		814	771
NiSource, Inc. 5.40% 6/30/2033		6,200	6,144
Northern States Power Co. 2.25% 4/1/2031		5,000	4,103
Northern States Power Co. 2.90% 3/1/2050		1,282	819
Northern States Power Co. 2.60% 6/1/2051		17,623	10,477
Northern States Power Co. 3.20% 4/1/2052		2,051	1,368
Northern States Power Co. 4.50% 6/1/2052		1,028	872
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025		14,490	13,305
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		8,795	8,321
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[1]		12,475	12,813
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		8,150	4,834
Pacific Gas and Electric Co. 3.40% 8/15/2024		1,554	1,523
Pacific Gas and Electric Co. 3.15% 1/1/2026		8,749	8,247
Pacific Gas and Electric Co. 2.95% 3/1/2026		16,719	15,615
Pacific Gas and Electric Co. 3.30% 3/15/2027		18,750	17,162
Pacific Gas and Electric Co. 2.10% 8/1/2027		56,741	50,086
Pacific Gas and Electric Co. 3.30% 12/1/2027		1,065	968
Pacific Gas and Electric Co. 3.00% 6/15/2028		6,291	5,559
Pacific Gas and Electric Co. 4.65% 8/1/2028		12,186	11,395
Pacific Gas and Electric Co. 4.55% 7/1/2030		12,177	11,192
Pacific Gas and Electric Co. 2.50% 2/1/2031		173,574	138,345
Pacific Gas and Electric Co. 3.25% 6/1/2031		1,750	1,455
Pacific Gas and Electric Co. 4.40% 3/1/2032		3,082	2,717
Pacific Gas and Electric Co. 5.90% 6/15/2032		951	930
Pacific Gas and Electric Co. 6.15% 1/15/2033		4,140	4,127
Pacific Gas and Electric Co. 6.40% 6/15/2033		16,903	17,116
Pacific Gas and Electric Co. 3.30% 8/1/2040		30,739	21,035
Pacific Gas and Electric Co. 4.20% 6/1/2041		13,143	9,750
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,948	2,349
Pacific Gas and Electric Co. 3.50% 8/1/2050		35,674	22,511
Pennsylvania Electric Co. 3.25% 3/15/2028[1]		3,000	2,740
Progress Energy, Inc. 7.00% 10/30/2031		6,700	7,331
Public Service Company of Colorado 3.70% 6/15/2028		1,437	1,352
Public Service Company of Colorado 1.90% 1/15/2031		7,599	6,047
Public Service Company of Colorado 1.875% 6/15/2031		8,433	6,664
Public Service Company of Colorado 4.10% 6/15/2048		1,945	1,489
Public Service Company of Colorado 3.20% 3/1/2050		5,016	3,294
Public Service Company of Colorado 2.70% 1/15/2051		11,227	6,575
Public Service Company of Colorado 4.50% 6/1/2052		2,797	2,262
Public Service Company of Colorado 5.25% 4/1/2053		15,041	13,892
Public Service Electric and Gas Co. 3.05% 11/15/2024		10,065	9,836
Public Service Electric and Gas Co. 0.95% 3/15/2026		12,660	11,572
Public Service Electric and Gas Co. 3.65% 9/1/2028		5,838	5,512
Public Service Electric and Gas Co. 3.20% 5/15/2029		11,867	10,804
Public Service Electric and Gas Co. 2.45% 1/15/2030		5,664	4,834
Public Service Electric and Gas Co. 5.20% 8/1/2033		6,650	6,673
Public Service Electric and Gas Co. 3.85% 5/1/2049		6,758	5,230
Public Service Electric and Gas Co. 2.70% 5/1/2050		649	400
Public Service Electric and Gas Co. 2.05% 8/1/2050		15,458	8,273
Public Service Electric and Gas Co. 5.125% 3/15/2053		5,868	5,607
Public Service Electric and Gas Co. 5.45% 8/1/2053		3,225	3,199
Puget Energy, Inc. 3.65% 5/15/2025		8,500	8,217
San Diego Gas & Electric Co. 4.95% 8/15/2028		10,000	9,969
San Diego Gas & Electric Co. 1.70% 10/1/2030		1,343	1,075
Southern California Edison Co. 1.10% 4/1/2024		3,535	3,478
Southern California Edison Co. 0.975% 8/1/2024		24,760	23,929
Southern California Edison Co. 1.20% 2/1/2026		14,929	13,693
Southern California Edison Co. 4.70% 6/1/2027		27,639	27,193
Southern California Edison Co. 5.85% 11/1/2027		7	7
Southern California Edison Co. 3.65% 3/1/2028		16,294	15,262
Southern California Edison Co. 5.65% 10/1/2028		21,595	21,988
Southern California Edison Co. 4.20% 3/1/2029		10,270	9,749
Southern California Edison Co. 2.85% 8/1/2029		53,351	47,145

Capital Group Central Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 2.25% 6/1/2030	USD	2,566	$2,128
Southern California Edison Co. 2.50% 6/1/2031		13,365	10,968
Southern California Edison Co. 2.75% 2/1/2032		4,445	3,665
Southern California Edison Co. 5.75% 4/1/2035		8,218	8,245
Southern California Edison Co. 3.60% 2/1/2045		4,425	3,150
Southern California Edison Co. 4.00% 4/1/2047		2,296	1,755
Southern California Edison Co. 4.125% 3/1/2048		10,109	7,878
Southern California Edison Co. 3.65% 2/1/2050		6,322	4,478
Southern California Edison Co. 2.95% 2/1/2051		1,648	1,018
Southern California Edison Co. 3.45% 2/1/2052		10,387	6,973
Southwestern Electric Power Co. 3.25% 11/1/2051		17,427	10,919
Union Electric Co. 2.15% 3/15/2032		26,450	21,042
Union Electric Co. 2.625% 3/15/2051		3,600	2,139
Virginia Electric & Power 2.95% 11/15/2026		4,000	3,768
Virginia Electric & Power 2.30% 11/15/2031		3,008	2,419
Virginia Electric & Power 2.40% 3/30/2032		12,008	9,627
WEC Energy Group, Inc. 5.15% 10/1/2027		10,700	10,717
Wisconsin Power and Light Co. 1.95% 9/16/2031		5,900	4,596
Wisconsin Power and Light Co. 3.65% 4/1/2050		800	564
Wisconsin Public Service Corp. 2.85% 12/1/2051		7,684	4,674
Xcel Energy, Inc. 3.35% 12/1/2026		7,840	7,410
Xcel Energy, Inc. 2.60% 12/1/2029		46,341	39,801
Xcel Energy, Inc. 2.35% 11/15/2031		30,577	24,000
Xcel Energy, Inc. 4.60% 6/1/2032		2,550	2,385
Xcel Energy, Inc. 5.45% 8/15/2033		26,475	26,229
Xcel Energy, Inc. 3.50% 12/1/2049		7,490	5,129
			1,661,928

Health care 12.96%
AbbVie, Inc. 2.60% 11/21/2024		16,000	15,557
AbbVie, Inc. 3.80% 3/15/2025		5,573	5,469
AbbVie, Inc. 3.60% 5/14/2025		7,960	7,773
AbbVie, Inc. 2.95% 11/21/2026		30,984	29,336
AbbVie, Inc. 4.25% 11/21/2049		2,100	1,768
Amgen, Inc. 2.20% 2/21/2027		4,014	3,686
Amgen, Inc. 5.15% 3/2/2028		19,901	19,952
Amgen, Inc. 3.00% 2/22/2029		3,843	3,502
Amgen, Inc. 4.05% 8/18/2029		14,530	13,833
Amgen, Inc. 2.45% 2/21/2030		6,250	5,371
Amgen, Inc. 2.30% 2/25/2031		6,250	5,182
Amgen, Inc. 2.00% 1/15/2032		12,963	10,201
Amgen, Inc. 4.20% 3/1/2033		43,000	39,620
Amgen, Inc. 5.25% 3/2/2033		38,376	38,003
Amgen, Inc. 3.15% 2/21/2040		3,515	2,594
Amgen, Inc. 5.60% 3/2/2043		11,710	11,469
Amgen, Inc. 3.375% 2/21/2050		9,900	6,870
Amgen, Inc. 3.00% 1/15/2052		325	211
Amgen, Inc. 4.20% 2/22/2052		2,715	2,145
Amgen, Inc. 4.875% 3/1/2053		19,000	16,703
Amgen, Inc. 5.65% 3/2/2053		36,581	36,107
Amgen, Inc. 4.40% 2/22/2062		7,664	6,032
Amgen, Inc. 5.75% 3/2/2063		18,450	18,072
AstraZeneca Finance, LLC 4.875% 3/3/2028		1,205	1,206
AstraZeneca Finance, LLC 1.75% 5/28/2028		25,133	22,143
AstraZeneca Finance, LLC 4.90% 3/3/2030		13,260	13,300
AstraZeneca Finance, LLC 2.25% 5/28/2031		11,185	9,315
AstraZeneca Finance, LLC 4.875% 3/3/2033		11,205	11,159
AstraZeneca PLC 3.375% 11/16/2025		2,125	2,060
AstraZeneca PLC 0.70% 4/8/2026		33,069	30,099
AstraZeneca PLC 4.00% 1/17/2029		19,681	18,999
AstraZeneca PLC 1.375% 8/6/2030		20,505	16,509
AstraZeneca PLC 2.125% 8/6/2050		3,568	2,069
AstraZeneca PLC 3.00% 5/28/2051		1,432	1,001
Baxter International, Inc. 2.272% 12/1/2028		3,975	3,437
Baxter International, Inc. 2.539% 2/1/2032		32,129	25,771
Baxter International, Inc. 3.132% 12/1/2051		8,051	5,069
Bayer US Finance, LLC 6.50% 11/21/2033[1]		32,745	32,552

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.875% 11/21/2053[1]	USD	11,431	$11,435
Becton, Dickinson and Co. 3.363% 6/6/2024		5,211	5,145
Becton, Dickinson and Co. 3.734% 12/15/2024		412	404
Boston Scientific Corp. 3.45% 3/1/2024		4,952	4,923
Boston Scientific Corp. 1.90% 6/1/2025		12,361	11,731
Boston Scientific Corp. 2.65% 6/1/2030		14,202	12,246
Boston Scientific Corp. 4.70% 3/1/2049		170	152
Bristol-Myers Squibb Co. 3.20% 6/15/2026		5,546	5,334
Bristol-Myers Squibb Co. 5.90% 11/15/2033		7,645	8,049
Bristol-Myers Squibb Co. 2.55% 11/13/2050		9,143	5,484
Bristol-Myers Squibb Co. 3.70% 3/15/2052		9,511	7,101
Bristol-Myers Squibb Co. 6.25% 11/15/2053		20,119	21,932
Bristol-Myers Squibb Co. 6.40% 11/15/2063		10,790	11,907
Bristol-Myers Squibb Co. 3.875% 8/15/2025		619	605
Cencora, Inc. 2.70% 3/15/2031		44,102	37,045
Centene Corp. 4.25% 12/15/2027		9,190	8,683
Centene Corp. 2.45% 7/15/2028		53,045	46,018
Centene Corp. 4.625% 12/15/2029		19,560	18,184
Centene Corp. 3.375% 2/15/2030		2,687	2,325
Centene Corp. 3.00% 10/15/2030		22,250	18,584
Centene Corp. 2.50% 3/1/2031		23,930	19,115
Centene Corp. 2.625% 8/1/2031		13,005	10,338
CVS Health Corp. 1.30% 8/21/2027		10,000	8,696
CVS Health Corp. 3.25% 8/15/2029		4,775	4,299
CVS Health Corp. 1.75% 8/21/2030		7,924	6,339
CVS Health Corp. 1.875% 2/28/2031		9,225	7,297
CVS Health Corp. 5.25% 2/21/2033		32,070	31,539
CVS Health Corp. 5.625% 2/21/2053		15,609	14,798
CVS Health Corp. 5.875% 6/1/2053		6,956	6,817
CVS Health Corp. 6.00% 6/1/2063		8,095	7,957
Elevance Health, Inc. 4.10% 5/15/2032		8,581	7,861
Elevance Health, Inc. 4.75% 2/15/2033		16,302	15,710
Elevance Health, Inc. 4.55% 5/15/2052		7,712	6,532
Elevance Health, Inc. 5.125% 2/15/2053		5,704	5,292
Eli Lilly and Co. 3.375% 3/15/2029		7,917	7,476
Eli Lilly and Co. 4.70% 2/27/2033		21,435	21,272
Eli Lilly and Co. 4.875% 2/27/2053		4,751	4,640
Eli Lilly and Co. 4.95% 2/27/2063		2,227	2,151
EMD Finance, LLC 3.25% 3/19/2025[1]		18,845	18,296
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		9,630	9,817
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		8,900	9,564
Gilead Sciences, Inc. 5.25% 10/15/2033		27,074	27,183
Gilead Sciences, Inc. 2.80% 10/1/2050		1,885	1,204
Gilead Sciences, Inc. 5.55% 10/15/2053		16,323	16,491
HCA, Inc. 4.125% 6/15/2029		2,250	2,088
HCA, Inc. 2.375% 7/15/2031		8,178	6,509
HCA, Inc. 3.625% 3/15/2032		6,778	5,853
HCA, Inc. 4.625% 3/15/2052		10,329	8,186
Johnson & Johnson 2.25% 9/1/2050		1,450	892
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,790	4,018
Mass General Brigham, Inc. 3.192% 7/1/2049		1,920	1,298
Merck & Co., Inc. 2.90% 3/7/2024		9,066	9,009
Merck & Co., Inc. 1.70% 6/10/2027		20,527	18,507
Merck & Co., Inc. 1.45% 6/24/2030		4,493	3,631
Merck & Co., Inc. 4.00% 3/7/2049		3,170	2,621
Merck & Co., Inc. 5.00% 5/17/2053		13,506	13,005
Merck & Co., Inc. 5.15% 5/17/2063		4,970	4,838
Novartis Capital Corp. 1.75% 2/14/2025		1,459	1,403
Novartis Capital Corp. 2.00% 2/14/2027		5,000	4,604
Novartis Capital Corp. 2.20% 8/14/2030		14,257	12,162
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		11,091	10,893
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		13,152	12,800
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		35,949	35,077
Pfizer, Inc. 2.95% 3/15/2024		7,112	7,059
Pfizer, Inc. 3.45% 3/15/2029		8,700	8,198
Pfizer, Inc. 1.70% 5/28/2030		17,700	14,705
Roche Holdings, Inc. 2.076% 12/13/2031[1]		41,261	33,381

Capital Group Central Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 5.593% 11/13/2033[1]	USD	30,963	$32,182
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		12,937	12,300
Summa Health 3.511% 11/15/2051		2,320	1,541
Thermo Fisher Scientific, Inc. 5.00% 1/31/2029		18,102	18,140
Thermo Fisher Scientific, Inc. 2.00% 10/15/2031		2,372	1,924
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033		20,430	20,395
Thermo Fisher Scientific, Inc. 2.80% 10/15/2041		4,325	3,069
UnitedHealth Group, Inc. 2.375% 8/15/2024		625	612
UnitedHealth Group, Inc. 1.25% 1/15/2026		12,524	11,623
UnitedHealth Group, Inc. 3.875% 12/15/2028		2,500	2,394
UnitedHealth Group, Inc. 2.875% 8/15/2029		285	257
UnitedHealth Group, Inc. 2.00% 5/15/2030		5,765	4,822
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,952	3,727
UnitedHealth Group, Inc. 5.35% 2/15/2033		5,556	5,675
UnitedHealth Group, Inc. 3.05% 5/15/2041		12,150	8,986
UnitedHealth Group, Inc. 4.45% 12/15/2048		13,315	11,506
UnitedHealth Group, Inc. 3.70% 8/15/2049		2,760	2,092
UnitedHealth Group, Inc. 3.25% 5/15/2051		7,753	5,456
UnitedHealth Group, Inc. 4.75% 5/15/2052		20,281	18,288
UnitedHealth Group, Inc. 4.95% 5/15/2062		9,058	8,270
UnitedHealth Group, Inc. 6.05% 2/15/2063		7,082	7,659
Zoetis, Inc. 5.60% 11/16/2032		8,400	8,608
			1,412,379

Consumer staples 7.69%
7-Eleven, Inc. 0.95% 2/10/2026[1]		13,050	11,864
7-Eleven, Inc. 1.30% 2/10/2028[1]		12,018	10,231
7-Eleven, Inc. 1.80% 2/10/2031[1]		30,226	23,641
7-Eleven, Inc. 2.80% 2/10/2051[1]		17,924	10,573
Altria Group, Inc. 2.35% 5/6/2025		1,833	1,755
Altria Group, Inc. 4.40% 2/14/2026		8,148	7,997
Altria Group, Inc. 2.625% 9/16/2026		1,375	1,282
Altria Group, Inc. 3.40% 5/6/2030		3,426	3,045
Altria Group, Inc. 3.875% 9/16/2046		6,139	4,323
Altria Group, Inc. 5.95% 2/14/2049		2,522	2,460
Altria Group, Inc. 4.45% 5/6/2050		1,515	1,138
Altria Group, Inc. 3.70% 2/4/2051		39,547	26,401
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		4,569	4,235
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		47,124	45,662
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		25,627	25,567
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		15,000	13,858
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039		2,070	2,078
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		15,000	13,301
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048		660	575
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		2,500	2,551
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		2,560	2,260
BAT Capital Corp. 3.222% 8/15/2024		12,758	12,520
BAT Capital Corp. 2.789% 9/6/2024		4,000	3,908
BAT Capital Corp. 3.215% 9/6/2026		21,609	20,372
BAT Capital Corp. 4.70% 4/2/2027		6,420	6,269
BAT Capital Corp. 3.557% 8/15/2027		51,004	47,772
BAT Capital Corp. 2.259% 3/25/2028		21,130	18,524
BAT Capital Corp. 3.462% 9/6/2029		2,000	1,782
BAT Capital Corp. 4.906% 4/2/2030		2,500	2,387
BAT Capital Corp. 6.421% 8/2/2033		15,511	15,808
BAT Capital Corp. 4.39% 8/15/2037		7,961	6,435
BAT Capital Corp. 3.734% 9/25/2040		9,098	6,454
BAT Capital Corp. 4.54% 8/15/2047		362	265
BAT Capital Corp. 4.758% 9/6/2049		8,359	6,244
BAT Capital Corp. 3.984% 9/25/2050		8,322	5,606
BAT Capital Corp. 5.65% 3/16/2052		9,168	7,856
BAT Capital Corp. 7.081% 8/2/2053		26,263	26,674
BAT International Finance PLC 3.95% 6/15/2025[1]		16,500	16,124
Conagra Brands, Inc. 4.30% 5/1/2024		5,000	4,965
Conagra Brands, Inc. 4.60% 11/1/2025		6,790	6,660
Conagra Brands, Inc. 1.375% 11/1/2027		5,165	4,441
Conagra Brands, Inc. 5.30% 11/1/2038		2,381	2,168

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Conagra Brands, Inc. 5.40% 11/1/2048	USD	8,526	$7,617
Constellation Brands, Inc. 3.60% 2/15/2028		5,313	4,993
Constellation Brands, Inc. 2.875% 5/1/2030		3,082	2,673
Constellation Brands, Inc. 2.25% 8/1/2031		24,098	19,405
Constellation Brands, Inc. 4.75% 5/9/2032		24,906	23,817
Constellation Brands, Inc. 4.90% 5/1/2033		11,113	10,717
J. M. Smucker Co. (The) 6.50% 11/15/2043		4,038	4,221
J. M. Smucker Co. (The) 6.50% 11/15/2053		7,266	7,729
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		3,581	3,525
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,894	2,567
Keurig Dr Pepper, Inc. 3.80% 5/1/2050		3,185	2,368
Nestle Holdings, Inc. 1.875% 9/14/2031[1]		8,861	7,173
PepsiCo, Inc. 1.625% 5/1/2030		9,611	7,952
PepsiCo, Inc. 1.40% 2/25/2031		14,189	11,327
PepsiCo, Inc. 1.95% 10/21/2031		29,114	23,750
Philip Morris International, Inc. 2.875% 5/1/2024		15,827	15,645
Philip Morris International, Inc. 1.50% 5/1/2025		1,004	953
Philip Morris International, Inc. 3.375% 8/11/2025		27,395	26,523
Philip Morris International, Inc. 4.875% 2/13/2026		25,000	24,835
Philip Morris International, Inc. 3.375% 8/15/2029		2,363	2,144
Philip Morris International, Inc. 2.10% 5/1/2030		9,300	7,753
Philip Morris International, Inc. 5.50% 9/7/2030		15,000	15,068
Philip Morris International, Inc. 1.75% 11/1/2030		20,239	16,037
Philip Morris International, Inc. 5.75% 11/17/2032		29,976	30,681
Philip Morris International, Inc. 5.375% 2/15/2033		29,599	29,168
Philip Morris International, Inc. 5.625% 9/7/2033		14,795	14,876
Philip Morris International, Inc. 4.125% 3/4/2043		8,725	6,933
Philip Morris International, Inc. 4.25% 11/10/2044		1,532	1,237
Reynolds American, Inc. 4.45% 6/12/2025		20,220	19,888
Reynolds American, Inc. 5.70% 8/15/2035		1,555	1,460
Reynolds American, Inc. 5.85% 8/15/2045		27,544	24,359
Target Corp. 4.80% 1/15/2053		2,730	2,505
Walmart, Inc. 4.10% 4/15/2033		8,828	8,402
Walmart, Inc. 4.50% 4/15/2053		12,472	11,375
			837,707

Industrials 7.36%
Boeing Co. 2.80% 3/1/2024		2,999	2,976
Boeing Co. 2.75% 2/1/2026		78,514	74,287
Boeing Co. 2.196% 2/4/2026		25,000	23,378
Boeing Co. 3.10% 5/1/2026		7,750	7,362
Boeing Co. 3.25% 2/1/2028		55,094	51,179
Boeing Co. 5.15% 5/1/2030		47,949	47,527
Boeing Co. 3.625% 2/1/2031		22,379	20,144
Boeing Co. 3.60% 5/1/2034		34,795	29,546
Boeing Co. 3.90% 5/1/2049		8,164	6,073
Boeing Co. 5.805% 5/1/2050		19,640	19,175
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		9,535	6,355
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		4,780	3,367
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		1,470	952
Canadian National Railway Co. 6.125% 11/1/2053		8,316	9,225
Canadian Pacific Railway Co. 1.75% 12/2/2026		12,099	10,975
Canadian Pacific Railway Co. 3.10% 12/2/2051		28,847	19,299
Carrier Global Corp. 5.90% 3/15/2034[1]		7,990	8,226
Carrier Global Corp. 3.577% 4/5/2050		1,025	731
Carrier Global Corp. 6.20% 3/15/2054[1]		9,028	9,551
CSX Corp. 3.80% 3/1/2028		28,360	27,130
CSX Corp. 4.25% 3/15/2029		12,943	12,529
CSX Corp. 2.40% 2/15/2030		5,892	5,040
CSX Corp. 4.10% 11/15/2032		10,489	9,767
CSX Corp. 5.20% 11/15/2033		7,415	7,389
CSX Corp. 4.30% 3/1/2048		14,250	11,755
CSX Corp. 4.50% 3/15/2049		6,729	5,665
CSX Corp. 3.35% 9/15/2049		873	608
CSX Corp. 2.50% 5/15/2051		15,870	9,342
Emerson Electric Co. 1.80% 10/15/2027		14,050	12,589
Emerson Electric Co. 1.95% 10/15/2030		5,950	4,926

Capital Group Central Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Honeywell International, Inc. 1.95% 6/1/2030	USD	1,936	$1,623
L3Harris Technologies, Inc. 5.40% 7/31/2033		7,971	7,951
Lockheed Martin Corp. 4.95% 10/15/2025		11,679	11,683
Lockheed Martin Corp. 5.10% 11/15/2027		8,299	8,422
Lockheed Martin Corp. 1.85% 6/15/2030		2,008	1,659
Lockheed Martin Corp. 5.25% 1/15/2033		28,670	29,288
Lockheed Martin Corp. 5.70% 11/15/2054		10,372	10,915
Lockheed Martin Corp. 5.20% 2/15/2055		5,289	5,177
Lockheed Martin Corp. 5.90% 11/15/2063		1,016	1,095
Norfolk Southern Corp. 2.55% 11/1/2029		3,485	3,010
Norfolk Southern Corp. 5.05% 8/1/2030		14,320	14,245
Norfolk Southern Corp. 4.45% 3/1/2033		5,753	5,422
Norfolk Southern Corp. 3.40% 11/1/2049		2,406	1,683
Norfolk Southern Corp. 5.35% 8/1/2054		15,816	15,124
Northrop Grumman Corp. 4.70% 3/15/2033		31,860	30,849
Northrop Grumman Corp. 4.95% 3/15/2053		13,330	12,277
RTX Corp. 4.125% 11/16/2028		4,205	4,004
RTX Corp. 1.90% 9/1/2031		8,014	6,282
RTX Corp. 6.10% 3/15/2034		11,414	11,967
RTX Corp. 3.125% 7/1/2050		13,901	9,123
RTX Corp. 2.82% 9/1/2051		8,880	5,444
RTX Corp. 3.03% 3/15/2052		5,000	3,169
RTX Corp. 6.40% 3/15/2054		8,016	8,709
Union Pacific Corp. 3.15% 3/1/2024		21,052	20,915
Union Pacific Corp. 3.75% 7/15/2025		388	380
Union Pacific Corp. 2.40% 2/5/2030		3,000	2,585
Union Pacific Corp. 2.80% 2/14/2032		31,546	26,723
Union Pacific Corp. 2.891% 4/6/2036		49,415	39,203
Union Pacific Corp. 3.375% 2/14/2042		4,360	3,340
Union Pacific Corp. 4.30% 3/1/2049		2,800	2,308
Union Pacific Corp. 3.25% 2/5/2050		424	300
Union Pacific Corp. 3.50% 2/14/2053		6,170	4,510
Union Pacific Corp. 3.839% 3/20/2060		3,297	2,455
Union Pacific Corp. 3.75% 2/5/2070		2,443	1,719
Union Pacific Corp. 3.799% 4/6/2071		10,530	7,545
Waste Management, Inc. 1.50% 3/15/2031		3,889	3,067
Waste Management, Inc. 4.15% 4/15/2032		6,401	6,026
Waste Management, Inc. 4.875% 2/15/2034		15,000	14,722
			801,987

Communication services 6.06%
AT&T, Inc. 1.70% 3/25/2026		5,094	4,710
AT&T, Inc. 2.30% 6/1/2027		2,909	2,649
AT&T, Inc. 1.65% 2/1/2028		11,990	10,450
AT&T, Inc. 4.35% 3/1/2029		17,514	16,834
AT&T, Inc. 4.30% 2/15/2030		21,111	19,980
AT&T, Inc. 2.25% 2/1/2032		20,507	16,260
AT&T, Inc. 2.55% 12/1/2033		15,124	11,778
AT&T, Inc. 3.50% 9/15/2053		69,200	46,108
Charter Communications Operating, LLC 4.50% 2/1/2024		2,500	2,493
Charter Communications Operating, LLC 4.908% 7/23/2025		7,500	7,379
Charter Communications Operating, LLC 3.75% 2/15/2028		1,400	1,300
Charter Communications Operating, LLC 4.20% 3/15/2028		3,945	3,714
Charter Communications Operating, LLC 2.80% 4/1/2031		4,864	3,958
Charter Communications Operating, LLC 4.40% 4/1/2033		8,000	7,101
Charter Communications Operating, LLC 3.70% 4/1/2051		44,316	27,452
Charter Communications Operating, LLC 3.90% 6/1/2052		8,780	5,622
Charter Communications Operating, LLC 5.25% 4/1/2053		18,137	14,539
Comcast Corp. 4.55% 1/15/2029		14,774	14,514
Comcast Corp. 4.80% 5/15/2033		22,158	21,600
Comcast Corp. 2.887% 11/1/2051		3,682	2,322
Comcast Corp. 2.45% 8/15/2052		16,515	9,534
Comcast Corp. 5.35% 5/15/2053		32,755	31,658
Netflix, Inc. 4.875% 4/15/2028		17,979	17,832
Netflix, Inc. 5.875% 11/15/2028		25,782	26,582
Netflix, Inc. 6.375% 5/15/2029		25,397	27,062
Netflix, Inc. 5.375% 11/15/2029[1]		21,469	21,624

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 6/15/2030[1]	USD	12,171	$11,967
Tencent Holdings, Ltd. 3.68% 4/22/2041		1,889	1,394
Tencent Holdings, Ltd. 3.24% 6/3/2050		2,162	1,333
Tencent Holdings, Ltd. 3.84% 4/22/2051		5,814	4,049
T-Mobile USA, Inc. 3.50% 4/15/2025		12,285	11,951
T-Mobile USA, Inc. 1.50% 2/15/2026		17,750	16,347
T-Mobile USA, Inc. 3.75% 4/15/2027		10,000	9,538
T-Mobile USA, Inc. 2.05% 2/15/2028		2,185	1,923
T-Mobile USA, Inc. 3.875% 4/15/2030		14,841	13,635
T-Mobile USA, Inc. 2.55% 2/15/2031		7,659	6,351
T-Mobile USA, Inc. 2.875% 2/15/2031		742	629
T-Mobile USA, Inc. 3.50% 4/15/2031		5,158	4,547
T-Mobile USA, Inc. 5.20% 1/15/2033		3,392	3,341
T-Mobile USA, Inc. 5.05% 7/15/2033		12,899	12,511
T-Mobile USA, Inc. 5.75% 1/15/2034		7,835	7,982
T-Mobile USA, Inc. 3.00% 2/15/2041		12,986	9,167
T-Mobile USA, Inc. 3.30% 2/15/2051		8,465	5,674
T-Mobile USA, Inc. 3.40% 10/15/2052		25,878	17,447
T-Mobile USA, Inc. 5.75% 1/15/2054		15,893	15,743
T-Mobile USA, Inc. 6.00% 6/15/2054		9,265	9,476
Verizon Communications, Inc. 3.00% 3/22/2027		12,377	11,597
Verizon Communications, Inc. 2.10% 3/22/2028		5,000	4,430
Verizon Communications, Inc. 3.875% 2/8/2029		2,232	2,112
Verizon Communications, Inc. 1.68% 10/30/2030		6,715	5,323
Verizon Communications, Inc. 1.75% 1/20/2031		10,248	8,081
Verizon Communications, Inc. 2.55% 3/21/2031		2,849	2,367
Verizon Communications, Inc. 2.355% 3/15/2032		455	363
Verizon Communications, Inc. 2.65% 11/20/2040		67,456	45,948
Verizon Communications, Inc. 3.40% 3/22/2041		31,778	24,050
Verizon Communications, Inc. 2.875% 11/20/2050		5,490	3,478
Verizon Communications, Inc. 3.55% 3/22/2051		1,737	1,250
Vodafone Group PLC 4.125% 5/30/2025		2,500	2,456
Vodafone Group PLC 4.25% 9/17/2050		1,900	1,472
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		8,688	7,179
			660,166

Energy 4.65%
BP Capital Markets America, Inc. 4.893% 9/11/2033		47,387	46,248
BP Capital Markets America, Inc. 2.772% 11/10/2050		10,111	6,368
BP Capital Markets America, Inc. 3.001% 3/17/2052		5,000	3,264
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		11,363	10,723
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		11,548	10,989
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		2,690	2,302
Cenovus Energy, Inc. 3.75% 2/15/2052		1,191	827
Chevron Corp. 1.554% 5/11/2025		1,950	1,856
Chevron Corp. 2.236% 5/11/2030		34,096	29,319
Chevron Corp. 3.078% 5/11/2050		7,101	5,017
Chevron USA, Inc. 0.687% 8/12/2025		4,896	4,560
Chevron USA, Inc. 1.018% 8/12/2027		6,577	5,766
Chevron USA, Inc. 3.25% 10/15/2029		4,050	3,746
Chevron USA, Inc. 2.343% 8/12/2050		1,497	898
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]		6,016	6,162
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]		6,699	6,728
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[1]		10,158	10,257
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]		3,062	3,102
Columbia Pipelines Operating Co., LLC 6.714% 8/15/2063[1]		1,600	1,652
ConocoPhillips Co. 3.80% 3/15/2052		15,556	11,866
ConocoPhillips Co. 5.30% 5/15/2053		19,621	18,923
ConocoPhillips Co. 5.55% 3/15/2054		11,792	11,765
Enbridge, Inc. 6.70% 11/15/2053		25,840	28,276
Energy Transfer, LP 6.55% 12/1/2033		23,218	24,304
Energy Transfer, LP 5.00% 5/15/2050		4,935	4,167
Equinor ASA 3.70% 4/6/2050		3,550	2,750
Exxon Mobil Corp. 2.992% 3/19/2025		1,700	1,655
Exxon Mobil Corp. 2.61% 10/15/2030		1,850	1,612
Exxon Mobil Corp. 3.452% 4/15/2051		38,813	28,771
Kinder Morgan, Inc. 5.20% 6/1/2033		19,462	18,646

Capital Group Central Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 5.55% 11/1/2026	USD	6,791	$6,843
ONEOK, Inc. 5.65% 11/1/2028		8,778	8,840
ONEOK, Inc. 5.80% 11/1/2030		6,899	6,945
ONEOK, Inc. 6.05% 9/1/2033		54,987	56,004
ONEOK, Inc. 5.20% 7/15/2048		3,684	3,239
ONEOK, Inc. 7.15% 1/15/2051		5,140	5,512
ONEOK, Inc. 6.625% 9/1/2053		38,358	40,326
Petroleos Mexicanos 6.70% 2/16/2032		1,874	1,464
Pioneer Natural Resources Co. 2.15% 1/15/2031		8,353	6,875
Shell International Finance BV 3.875% 11/13/2028		1,849	1,777
Shell International Finance BV 2.75% 4/6/2030		25,000	22,197
Shell International Finance BV 3.25% 4/6/2050		24,590	17,471
Shell International Finance BV 3.00% 11/26/2051		3,015	2,003
TotalEnergies Capital International SA 2.986% 6/29/2041		4,110	3,014
TotalEnergies Capital International SA 3.127% 5/29/2050		17,208	11,866
			506,895

Information technology 3.12%
Adobe, Inc. 1.90% 2/1/2025		7,105	6,852
Adobe, Inc. 2.15% 2/1/2027		25,694	23,783
Adobe, Inc. 2.30% 2/1/2030		13,520	11,752
Analog Devices, Inc. 2.10% 10/1/2031		6,258	5,106
Analog Devices, Inc. 2.80% 10/1/2041		4,230	2,972
Analog Devices, Inc. 2.95% 10/1/2051		7,728	5,103
Apple, Inc. 3.35% 8/8/2032		6,947	6,319
Apple, Inc. 3.95% 8/8/2052		7,376	6,140
Apple, Inc. 4.85% 5/10/2053		8,537	8,272
Broadcom Corp. 3.875% 1/15/2027		11,718	11,265
Broadcom, Inc. 4.00% 4/15/2029[1]		3,863	3,619
Broadcom, Inc. 4.75% 4/15/2029		11,265	10,982
Broadcom, Inc. 4.15% 11/15/2030		6,099	5,656
Broadcom, Inc. 3.469% 4/15/2034[1]		25,094	20,875
Broadcom, Inc. 3.50% 2/15/2041[1]		1,361	1,017
Broadcom, Inc. 3.75% 2/15/2051[1]		12,980	9,462
Intel Corp. 5.70% 2/10/2053		8,612	8,758
Intel Corp. 5.90% 2/10/2063		3,355	3,512
Intuit, Inc. 1.35% 7/15/2027		5,000	4,426
Microsoft Corp. 2.875% 2/6/2024		5,150	5,127
Microsoft Corp. 3.125% 11/3/2025		3,250	3,151
Microsoft Corp. 2.40% 8/8/2026		15,000	14,188
Microsoft Corp. 3.30% 2/6/2027		35,655	34,322
Microsoft Corp. 2.525% 6/1/2050		436	281
Microsoft Corp. 2.921% 3/17/2052		1,814	1,254
Oracle Corp. 3.60% 4/1/2040		7,345	5,589
Oracle Corp. 3.65% 3/25/2041		7,960	6,035
Oracle Corp. 3.60% 4/1/2050		48,244	33,718
Oracle Corp. 3.95% 3/25/2051		3,626	2,685
Oracle Corp. 5.55% 2/6/2053		12,700	11,984
Salesforce, Inc. 1.95% 7/15/2031		8,925	7,328
Salesforce, Inc. 2.70% 7/15/2041		9,200	6,555
Salesforce, Inc. 2.90% 7/15/2051		10,588	7,036
ServiceNow, Inc. 1.40% 9/1/2030		55,955	44,520
			339,644

Consumer discretionary 2.83%
Amazon.com, Inc. 3.80% 12/5/2024		10,000	9,865
Amazon.com, Inc. 1.50% 6/3/2030		7,522	6,177
Amazon.com, Inc. 3.60% 4/13/2032		17,571	16,168
Amazon.com, Inc. 3.10% 5/12/2051		10,000	7,009
Amazon.com, Inc. 2.70% 6/3/2060		3,735	2,292
American Honda Finance Corp. 1.20% 7/8/2025		2,546	2,391
BMW US Capital, LLC 3.15% 4/18/2024[1]		11,000	10,894
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]		6,155	6,117
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]		3,467	3,424
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		12,864	10,330
Ford Motor Co. 3.25% 2/12/2032		6,305	5,031
Ford Motor Co. 6.10% 8/19/2032		3,695	3,596

Capital Group Central Corporate Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Co. 4.75% 1/15/2043	USD	20,390	$15,766
Ford Motor Co. 5.291% 12/8/2046		8,622	7,016
Ford Motor Credit Co., LLC 3.375% 11/13/2025		240	226
Ford Motor Credit Co., LLC 6.95% 3/6/2026		1,390	1,403
Ford Motor Credit Co., LLC 6.95% 6/10/2026		1,070	1,082
Ford Motor Credit Co., LLC 2.70% 8/10/2026		200	181
Ford Motor Credit Co., LLC 4.271% 1/9/2027		200	188
Ford Motor Credit Co., LLC 4.95% 5/28/2027		2,435	2,324
Ford Motor Credit Co., LLC 4.125% 8/17/2027		855	791
Ford Motor Credit Co., LLC 3.815% 11/2/2027		220	200
Ford Motor Credit Co., LLC 7.35% 11/4/2027		1,545	1,591
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	175
Ford Motor Credit Co., LLC 6.80% 5/12/2028		4,405	4,485
Ford Motor Credit Co., LLC 6.798% 11/7/2028		8,322	8,502
Ford Motor Credit Co., LLC 2.90% 2/10/2029		810	687
Ford Motor Credit Co., LLC 5.113% 5/3/2029		1,920	1,805
Ford Motor Credit Co., LLC 7.35% 3/6/2030		960	997
Ford Motor Credit Co., LLC 7.20% 6/10/2030		3,740	3,869
Ford Motor Credit Co., LLC 4.00% 11/13/2030		2,000	1,720
Ford Motor Credit Co., LLC 3.625% 6/17/2031		570	474
Ford Motor Credit Co., LLC 7.122% 11/7/2033		6,454	6,730
General Motors Financial Co., Inc. 1.50% 6/10/2026		9,185	8,281
Home Depot, Inc. 2.50% 4/15/2027		3,400	3,159
Home Depot, Inc. 2.95% 6/15/2029		20,000	18,315
Home Depot, Inc. 2.70% 4/15/2030		2,180	1,922
Home Depot, Inc. 1.375% 3/15/2031		11,140	8,769
Home Depot, Inc. 3.125% 12/15/2049		1,102	759
Home Depot, Inc. 2.375% 3/15/2051		10,000	5,836
Hyundai Capital America 1.50% 6/15/2026[1]		8,205	7,378
Hyundai Capital America 1.65% 9/17/2026[1]		22,825	20,448
Hyundai Capital America 2.375% 10/15/2027[1]		2,245	1,979
Hyundai Capital America 2.00% 6/15/2028[1]		10,148	8,593
Hyundai Capital America 2.10% 9/15/2028[1]		8,734	7,416
Hyundai Capital America 6.50% 1/16/2029[1]		1,303	1,338
McDonald’s Corp. 3.60% 7/1/2030		5,888	5,425
McDonald’s Corp. 4.60% 5/26/2045		1,962	1,725
McDonald’s Corp. 4.45% 3/1/2047		5,665	4,832
McDonald’s Corp. 3.625% 9/1/2049		4,467	3,329
McDonald’s Corp. 5.15% 9/9/2052		10,121	9,519
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]		5,000	5,113
Toyota Motor Corp. 0.681% 3/25/2024		9,735	9,589
Toyota Motor Corp. 5.275% 7/13/2026		9,162	9,238
Toyota Motor Credit Corp. 1.15% 8/13/2027		21,098	18,452
Toyota Motor Credit Corp. 3.375% 4/1/2030		3,910	3,562
			308,483

Real estate 2.39%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026		1,400	1,363
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		12,168	10,511
American Tower Corp. 5.50% 3/15/2028		8,964	8,969
American Tower Corp. 2.70% 4/15/2031		7,612	6,270
American Tower Corp. 4.05% 3/15/2032		4,221	3,782
American Tower Corp. 5.65% 3/15/2033		6,328	6,309
Boston Properties, LP 2.55% 4/1/2032		1,489	1,100
Boston Properties, LP 2.45% 10/1/2033		2,723	1,913
Boston Properties, LP 6.50% 1/15/2034		10,408	10,252
Corporate Office Properties, LP 2.25% 3/15/2026		4,255	3,906
Crown Castle, Inc. 5.00% 1/11/2028		20,790	20,306
Crown Castle, Inc. 2.50% 7/15/2031		5,874	4,725
Equinix, Inc. 1.55% 3/15/2028		6,290	5,375
Equinix, Inc. 3.20% 11/18/2029		11,707	10,348
Equinix, Inc. 2.15% 7/15/2030		7,728	6,289
Equinix, Inc. 2.50% 5/15/2031		7,790	6,342
Equinix, Inc. 3.00% 7/15/2050		9,983	6,212
Prologis, LP 4.75% 6/15/2033		5,665	5,412
Prologis, LP 5.125% 1/15/2034		15,137	14,853
Prologis, LP 5.25% 6/15/2053		9,031	8,521

Capital Group Central Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Public Storage Operating Co. 2.30% 5/1/2031	USD	2,792	$2,291
VICI Properties, LP 4.75% 2/15/2028		36,173	34,316
VICI Properties, LP 4.95% 2/15/2030		25,255	23,504
VICI Properties, LP 5.125% 5/15/2032		54,074	49,833
VICI Properties, LP 5.625% 5/15/2052		8,802	7,598
			260,300

Materials 1.19%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		9,745	9,757
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		15,879	16,144
Celanese US Holdings, LLC 6.379% 7/15/2032		12,650	12,781
Celanese US Holdings, LLC 6.70% 11/15/2033		9,310	9,653
Dow Chemical Co. (The) 4.80% 5/15/2049		21,763	18,307
Dow Chemical Co. (The) 3.60% 11/15/2050		1,874	1,316
EIDP, Inc. 4.80% 5/15/2033		5,019	4,889
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		2,050	1,293
Linde, Inc. 1.10% 8/10/2030		17,617	14,178
Linde, Inc. 2.00% 8/10/2050		6,029	3,256
Nutrien, Ltd. 5.00% 4/1/2049		985	849
Nutrien, Ltd. 3.95% 5/13/2050		6,043	4,492
Nutrien, Ltd. 5.80% 3/27/2053		1,742	1,719
OCI NV 6.70% 3/16/2033[1]		7,779	7,600
Sherwin-Williams Co. 2.20% 3/15/2032		8,365	6,647
Sherwin-Williams Co. 2.90% 3/15/2052		3,515	2,180
South32 Treasury, Ltd. 4.35% 4/14/2032[1]		16,579	14,326
			129,387

Total corporate bonds, notes & loans			9,546,678

U.S. Treasury bonds & notes 7.72%
U.S. Treasury 7.72%
U.S. Treasury 3.875% 3/31/2025		49,192	48,479
U.S. Treasury 4.00% 2/15/2026[4]		123,365	121,755
U.S. Treasury 3.625% 5/15/2026		124,507	121,881
U.S. Treasury 4.375% 8/15/2026		21,327	21,253
U.S. Treasury 0.875% 9/30/2026[4]		9,000	8,157
U.S. Treasury 1.125% 10/31/2026		12,275	11,169
U.S. Treasury 4.875% 10/31/2028		175,695	180,060
U.S. Treasury 4.50% 11/15/2033		261,663	264,996
U.S. Treasury 4.375% 8/15/2043[4]		40,366	38,590
U.S. Treasury 4.125% 8/15/2053		27,041	25,294
			841,634

Asset-backed obligations 0.90%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]		10,747	9,264
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		9,269	8,492
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		705	598
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		6,625	5,849
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		85,198	73,752
			97,955

Municipals 0.08%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		1,600	1,291
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		2,285	2,030
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		1,340	1,094
			4,415

Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		5,805	4,928

Total municipals			9,343

Capital Group Central Corporate Bond Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Panama (Republic of) 6.875% 1/31/2036	USD	8,640	$8,255

Total bonds, notes & other debt instruments (cost: $11,359,741,000)			10,503,865

Short-term securities 2.45%		Shares
Money market investments 2.45%
Capital Group Central Cash Fund 5.46%[6,7]		2,668,450	266,845
Total short-term securities (cost: $266,842,000)			266,845

Total investment securities 98.84% (cost: $11,626,583,000)			10,770,710
Other assets less liabilities 1.16%			126,412
Net assets 100.00%			$10,897,122

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	2,586	4/3/2024	USD528,736	$1,528
5 Year U.S. Treasury Note Futures	Long	542	4/3/2024	57,914	309
10 Year U.S. Treasury Note Futures	Short	4,947	3/28/2024	(543,165)	(2,613)
10 Year Ultra U.S. Treasury Note Futures	Short	7,564	3/28/2024	(858,632)	(6,021)
20 Year U.S. Treasury Bond Futures	Long	7,978	3/28/2024	928,938	7,977
30 Year Ultra U.S. Treasury Bond Futures	Long	604	3/28/2024	74,292	1,242
					$2,422

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD468,783	$(7,921)	$(6,415)	$(1,506)

Investments in affiliates7

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 2.45%
Money market investments 2.45%
Capital Group Central Cash Fund 5.46%[6]	$648,298	$2,121,675	$2,503,186	$24	$34	$266,845	$12,659

Capital Group Central Corporate Bond Fund	17

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $989,699,000, which represented 9.08% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,408,000, which represented .24% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 11/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	18

Financial statements

Statement of assets and liabilities at November 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,359,741)	$10,503,865
Affiliated issuers (cost: $266,842)	266,845	$10,770,710
Cash		3,433
Receivables for:
Sales of investments	103,133
Dividends and interest	102,998
Variation margin on futures contracts	7,988	214,119
		10,988,262
Liabilities:
Payables for:
Purchases of investments	81,220
Trustees’ deferred compensation	46
Variation margin on futures contracts	9,710
Variation margin on centrally cleared swap contracts	158
Other	6	91,140
Net assets at November 30, 2023		$10,897,122

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,549,358
Total accumulated loss		(2,652,236)
Net assets at November 30, 2023		$10,897,122

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,334,062 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$10,897,122	1,334,062	$8.17

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	19

Financial statements (continued)

Statement of operations for the six months ended November 30, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$223,880
Dividends from affiliated issuers	12,659	$236,539
Fees and expenses:
Reports to shareholders	7
Trustees’ compensation	30
Auditing and legal	74
Custodian	32
Other	2	145
Net investment income		236,394

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(335,849)
Affiliated issuers	24
Futures contracts	(49,570)
Swap contracts	(5,196)	(390,591)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	208,032
Affiliated issuers	34
Futures contracts	(3,856)
Swap contracts	(449)	203,761
Net realized loss and unrealized appreciation		(186,830)

Net increase in net assets resulting from operations		$49,564

Statements of changes in net assets
(dollars in thousands)

	Six months ended November 30, 2023*	Year ended May 31, 2023
Operations:
Net investment income	$236,394	$466,043
Net realized loss	(390,591)	(1,070,091)
Net unrealized appreciation	203,761	405,222
Net increase (decrease) in net assets resulting from operations	49,564	(198,826)

Distributions paid or accrued to shareholders	(229,543)	(455,908)

Net capital share transactions	(436,692)	(2,125,023)

Total decrease in net assets	(616,671)	(2,779,757)

Net assets:
Beginning of period	11,513,793	14,293,550
End of period	$10,897,122	$11,513,793

*	Unaudited.

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	20

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series II (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund (“the fund”). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Central Corporate Bond Fund	21

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Central Corporate Bond Fund	22

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,546,678	$—	$9,546,678
U.S. Treasury bonds & notes	—	841,634	—	841,634
Asset-backed obligations	—	97,955	—	97,955
Municipals	—	9,343	—	9,343
Bonds & notes of governments & government agencies outside the U.S.	—	8,255	—	8,255
Short-term securities	266,845	—	—	266,845
Total	$266,845	$10,503,865	$—	$10,770,710

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,056	$—	$—	$11,056
Liabilities:
Unrealized depreciation on futures contracts	(8,634)	—	—	(8,634)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,506)	—	(1,506)
Total	$2,422	$(1,506)	$—	$916

*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Capital Group Central Corporate Bond Fund	23

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than

Capital Group Central Corporate Bond Fund	24

those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,902,832,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Capital Group Central Corporate Bond Fund	25

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $534,402,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,056	Unrealized depreciation*	$8,634
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,506
			$11,056		$10,140

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(49,570)	Net unrealized depreciation on futures contracts	$(3,856)
Swap	Credit	Net realized loss on swap contracts	(5,196)	Net unrealized depreciation on swap contracts	(449)
			$(54,766)		$(4,305)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Capital Group Central Corporate Bond Fund	26

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Capital loss carryforward*	$(1,384,888)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of November 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$73,963
Gross unrealized depreciation on investments	(947,781)
Net unrealized depreciation on investments	(873,818)
Cost of investments	11,651,859

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2023	Year ended May 31, 2023
Class M	$229,543	$455,908

Capital Group Central Corporate Bond Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000 in the fund’s statement of operations reflects $31,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net decrease
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

Class M	$1,391,090	170,134	$229,543	28,388	$(2,057,325)	(252,638)	$(436,692)	(54,116)

Year ended May 31, 2023

Class M	$926,384	112,604	$455,908	55,026	$(3,507,315)	(424,580)	$(2,125,023)	(256,950)

Capital Group Central Corporate Bond Fund	28

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,087,841,000 and $2,992,707,000, respectively, during the six months ended November 30, 2023.

Capital Group Central Corporate Bond Fund	29

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets
Class M:
11/30/2023[3,4]	$8.29	$.17		$(.12)	$.05	$(.17)	$—	$(.17)	$8.17	.63%[5]	$10,897		—%[6,7]		4.29%[7]
5/31/2023	8.69	.29		(.40)	(.11)	(.29)	—	(.29)	8.29	(1.23)	11,514		—	[6]	3.54
5/31/2022	10.00	.25		(1.23)	(.98)	(.24)	(.09)	(.33)	8.69	(10.08)	14,294		—	[6]	2.57
5/31/2021[3,8]	10.00	—	[9]	—	— [9]	—	—	—	10.00	.00	—	[10]	—		—	[5,6]

	Six months ended November 30,	Year ended May 31,
	2023[3,4,5]	2023	2022	2021[3,8]
Portfolio turnover rate for all share classes[11]	59%	132%	94%	—%[12]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	Class M shares began investment operations on April 23, 2021.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	There was no turnover.

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	30

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2023, through November 30, 2023).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 6/1/2023	Ending account value 11/30/2023	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,006.31	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.07	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Corporate Bond Fund	31

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Capital Group Central Corporate Bond Fund	32

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained on sec.gov and should be read carefully before investing.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Corporate Bond Fund files a complete list of its portfolio holdings for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES II

By __/s/ Kristine M. Nishiyama____________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama______
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: January 31, 2024